Shareholder Fees - TargetedInternationalFunds-RetailComboPRO	Dec. 30, 2023 USD ($)
TargetedInternationalFunds-RetailComboPRO | Fidelity Latin America Fund
Shareholder Fees:
(fees paid directly from your investment)	none